UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

1.804830.103

ATMS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.	4,400	$ 106,480
The Goodyear Tire & Rubber Co. (a)	6,000	172,320
TRW Automotive Holdings Corp. (a)	2,200	72,314
		351,114
Automobiles - 0.5%
General Motors Corp.	6,300	204,120
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	2,200	94,050
Hotels, Restaurants & Leisure - 2.5%
Burger King Holdings, Inc.	4,500	109,305
McDonald's Corp.	14,700	703,689
MGM Mirage, Inc. (a)	1,500	109,665
Vail Resorts, Inc. (a)	1,600	85,680
		1,008,339
Household Durables - 0.8%
Directed Electronics, Inc. (a)	4,000	30,200
Jarden Corp. (a)	2,300	83,099
Whirlpool Corp.	1,800	183,798
		297,097
Internet & Catalog Retail - 0.7%
Expedia, Inc. (a)	4,800	127,728
Priceline.com, Inc. (a)	2,400	153,120
		280,848
Media - 0.4%
Sinclair Broadcast Group, Inc. Class A	6,700	87,368
Time Warner, Inc.	2,600	50,076
		137,444
Multiline Retail - 1.9%
Family Dollar Stores, Inc.	3,400	100,708
JCPenney Co., Inc.	8,300	564,732
Saks, Inc.	5,400	99,954
		765,394
Specialty Retail - 1.9%
Asbury Automotive Group, Inc.	4,400	97,328
AutoZone, Inc. (a)	700	88,767
Gamestop Corp. Class A (a)	2,500	100,875
Genesco, Inc. (a)	2,500	126,375
Payless ShoeSource, Inc. (a)	3,100	82,522
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sherwin-Williams Co.	2,500	$ 174,225
The Men's Wearhouse, Inc.	2,000	98,800
		768,892
Textiles, Apparel & Luxury Goods - 2.8%
Liz Claiborne, Inc.	2,000	70,280
NIKE, Inc. Class B	7,300	412,085
Phillips-Van Heusen Corp.	2,100	109,326
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,800	58,212
Steven Madden Ltd.	2,000	56,400
Stride Rite Corp.	5,700	116,109
VF Corp.	1,100	94,369
Warnaco Group, Inc. (a)	3,100	111,941
Wolverine World Wide, Inc.	2,600	70,356
		1,099,078
TOTAL CONSUMER DISCRETIONARY		5,006,376
CONSUMER STAPLES - 8.9%
Beverages - 2.2%
Coca-Cola Enterprises, Inc.	14,100	319,506
Constellation Brands, Inc. Class A (sub. vtg.) (a)	8,200	179,826
Molson Coors Brewing Co. Class B	4,000	355,760
		855,092
Food & Staples Retailing - 2.5%
Kroger Co.	20,900	542,564
Nash-Finch Co.	2,400	96,648
Rite Aid Corp. (a)	17,200	94,772
Safeway, Inc.	8,500	270,895
		1,004,879
Food Products - 1.9%
Fresh Del Monte Produce, Inc.	4,900	125,685
Pilgrims Pride Corp. Class B	3,600	121,248
Ralcorp Holdings, Inc. (a)	1,400	72,744
Sanderson Farms, Inc.	2,900	115,623
Smithfield Foods, Inc. (a)	3,700	114,922
Tyson Foods, Inc. Class A	9,200	195,960
		746,182
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.6%
Alberto-Culver Co.	4,500	$ 105,840
Prestige Brands Holdings, Inc. (a)	12,200	152,622
		258,462
Tobacco - 1.7%
Altria Group, Inc.	9,900	658,053
TOTAL CONSUMER STAPLES		3,522,668
ENERGY - 12.2%
Energy Equipment & Services - 3.8%
Global Industries Ltd. (a)	6,000	155,400
GlobalSantaFe Corp.	2,800	200,788
National Oilwell Varco, Inc. (a)	2,400	288,264
Oil States International, Inc. (a)	2,400	104,976
Parker Drilling Co. (a)	11,600	109,272
Pride International, Inc. (a)	3,300	115,665
Superior Energy Services, Inc. (a)	2,800	112,896
Tidewater, Inc.	2,900	198,418
Transocean, Inc. (a)	2,100	225,645
		1,511,324
Oil, Gas & Consumable Fuels - 8.4%
ConocoPhillips	9,384	758,603
Hess Corp.	10,500	642,600
Marathon Oil Corp.	6,400	353,280
Sunoco, Inc.	2,400	160,128
Tesoro Corp.	8,600	428,280
Valero Energy Corp.	7,440	498,554
Western Refining, Inc.	8,500	471,750
		3,313,195
TOTAL ENERGY		4,824,519
FINANCIALS - 10.2%
Capital Markets - 3.1%
Ameriprise Financial, Inc.	3,200	192,864
Franklin Resources, Inc.	900	114,633
Janus Capital Group, Inc.	4,400	132,264
Morgan Stanley	12,600	804,762
		1,244,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 0.6%
Barclays PLC Sponsored ADR	4,200	$ 235,158
Diversified Financial Services - 2.7%
ING Groep NV sponsored ADR	3,000	126,540
JPMorgan Chase & Co.	21,200	933,012
		1,059,552
Insurance - 3.8%
ACE Ltd.	1,600	92,352
Allianz AG sponsored ADR	8,200	173,840
Allied World Assurance Co. Holdings Ltd.	3,700	175,565
Aspen Insurance Holdings Ltd.	3,800	92,910
Axis Capital Holdings Ltd.	4,900	180,565
Endurance Specialty Holdings Ltd.	2,200	82,280
Everest Re Group Ltd.	1,100	108,075
PartnerRe Ltd.	1,500	106,545
Prudential Financial, Inc.	2,000	177,260
The Travelers Companies, Inc.	4,800	243,744
Zenith National Insurance Corp.	2,200	88,792
		1,521,928
TOTAL FINANCIALS		4,061,161
HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	8,900	468,140
Covidien Ltd. (a)	3,750	153,563
Sirona Dental Systems, Inc.	3,200	113,152
West Pharmaceutical Services, Inc.	2,200	101,816
		836,671
Health Care Providers & Services - 2.5%
Emergency Medical Services Corp. Class A (a)	3,100	120,931
Humana, Inc. (a)	6,300	403,767
McKesson Corp.	3,200	184,832
Medco Health Solutions, Inc. (a)	3,400	276,318
		985,848
Life Sciences Tools & Services - 0.9%
PerkinElmer, Inc.	4,500	125,235
Thermo Fisher Scientific, Inc. (a)	2,200	114,862
Waters Corp. (a)	1,700	99,042
		339,139
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 4.1%
Merck & Co., Inc.	28,700	$ 1,424,955
Par Pharmaceutical Companies, Inc. (a)	1,700	40,273
Schering-Plough Corp.	5,900	168,386
		1,633,614
TOTAL HEALTH CARE		3,795,272
INDUSTRIALS - 17.3%
Aerospace & Defense - 3.9%
Alliant Techsystems, Inc. (a)	1,000	99,110
DRS Technologies, Inc.	1,800	94,248
Lockheed Martin Corp.	5,100	502,248
Northrop Grumman Corp.	2,300	175,030
Precision Castparts Corp.	1,100	150,766
Raytheon Co.	9,600	531,456
		1,552,858
Airlines - 1.5%
AMR Corp. (a)	3,000	74,040
Continental Airlines, Inc. Class B (a)	2,800	88,228
Copa Holdings SA Class A	1,900	104,329
Delta Air Lines, Inc. (a)	4,100	73,062
Northwest Airlines Corp. (a)	3,900	67,977
UAL Corp. (a)	2,000	88,280
US Airways Group, Inc. (a)	2,400	74,424
		570,340
Building Products - 0.6%
Goodman Global, Inc. (a)	5,400	130,248
Masco Corp.	4,400	119,724
		249,972
Commercial Services & Supplies - 1.2%
Allied Waste Industries, Inc. (a)	8,800	113,256
Kforce, Inc. (a)	7,800	113,022
The Geo Group, Inc. (a)	8,400	232,344
		458,622
Construction & Engineering - 1.7%
Fluor Corp.	1,100	127,061
Foster Wheeler Ltd. (a)	1,800	202,302
Granite Construction, Inc.	1,800	116,982
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	1,700	$ 104,771
Washington Group International, Inc. (a)	1,700	136,544
		687,660
Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,400	82,740
Belden, Inc.	2,100	115,038
Genlyte Group, Inc. (a)	1,400	97,398
GrafTech International Ltd. (a)	7,500	116,175
		411,351
Industrial Conglomerates - 1.0%
McDermott International, Inc. (a)	2,600	215,644
Tyco International Ltd.	3,750	177,338
		392,982
Machinery - 5.3%
AGCO Corp. (a)	3,000	115,290
Columbus McKinnon Corp. (NY Shares) (a)	4,700	120,555
Cummins, Inc.	4,800	569,760
Deere & Co.	3,700	445,554
Eaton Corp.	2,200	213,796
FreightCar America, Inc.	400	18,908
Ingersoll-Rand Co. Ltd. Class A	3,900	196,248
Pall Corp.	2,700	112,104
SPX Corp.	1,300	122,031
Terex Corp. (a)	2,100	181,125
		2,095,371
Road & Rail - 0.5%
Laidlaw International, Inc.	2,900	98,600
P.A.M. Transportation Services, Inc. (a)	2,600	48,308
Quality Distribution, Inc. (a)	5,300	50,933
		197,841
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	8,400	234,780
TOTAL INDUSTRIALS		6,851,777
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.1%
Andrew Corp. (a)	9,900	139,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Plantronics, Inc.	3,600	$ 100,872
Sierra Wireless, Inc. (a)	8,200	185,730
		425,796
Computers & Peripherals - 8.2%
Brocade Communications Systems, Inc. (a)	30,000	211,200
Hewlett-Packard Co.	33,600	1,546,606
International Business Machines Corp.	10,300	1,139,695
NCR Corp. (a)	500	26,110
Western Digital Corp. (a)	16,100	343,735
		3,267,346
Electronic Equipment & Instruments - 1.9%
Avnet, Inc. (a)	1,700	64,396
Flextronics International Ltd. (a)	8,200	91,594
Ingram Micro, Inc. Class A (a)	5,400	108,270
Insight Enterprises, Inc. (a)	5,400	121,824
Mettler-Toledo International, Inc. (a)	1,000	95,160
Orbotech Ltd. (a)	7,100	153,005
Tyco Electronics Ltd. (a)	3,750	134,325
		768,574
Internet Software & Services - 0.2%
Open Text Corp. (a)	4,000	75,223
IT Services - 1.0%
Accenture Ltd. Class A	3,000	126,390
Fidelity National Information Services, Inc.	1,800	89,334
Ness Technologies, Inc. (a)	5,600	65,856
Unisys Corp. (a)	14,500	117,305
		398,885
Office Electronics - 1.0%
Xerox Corp. (a)	22,000	384,120
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc. (a)	8,000	141,680
ASML Holding NV (NY Shares) (a)	6,800	201,008
Brooks Automation, Inc. (a)	6,400	112,448
Eagle Test Systems, Inc. (a)	6,100	91,439
Himax Technologies, Inc. sponsored ADR (a)	22,600	115,486
MKS Instruments, Inc. (a)	4,100	93,070
		755,131
TOTAL INFORMATION TECHNOLOGY		6,075,075
Common Stocks - continued
	Shares	Value
MATERIALS - 4.4%
Chemicals - 0.3%
Ashland, Inc.	2,000	$ 122,120
Containers & Packaging - 0.5%
Myers Industries, Inc.	3,600	77,004
Rock-Tenn Co. Class A	3,500	107,520
		184,524
Metals & Mining - 3.6%
Alcan, Inc.	3,200	310,820
Allegheny Technologies, Inc.	3,500	367,255
Chaparral Steel Co.	1,800	151,272
Commercial Metals Co.	5,800	178,872
Freeport-McMoRan Copper & Gold, Inc. Class B	2,636	247,731
RTI International Metals, Inc. (a)	1,200	95,088
Steel Dynamics, Inc.	2,000	83,860
		1,434,898
TOTAL MATERIALS		1,741,542
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	9,100	186,823
UTILITIES - 5.9%
Electric Utilities - 0.8%
Entergy Corp.	1,000	99,960
Reliant Energy, Inc. (a)	8,200	210,576
		310,536
Gas Utilities - 0.6%
Energen Corp.	2,200	116,402
Questar Corp.	2,400	123,576
		239,978
Independent Power Producers & Energy Traders - 4.0%
AES Corp. (a)	18,700	367,455
Constellation Energy Group, Inc.	2,300	192,740
Dynegy, Inc. Class A (a)	11,200	99,792
Mirant Corp. (a)	4,200	158,886
NRG Energy, Inc. (a)	4,600	177,330
TXU Corp.	9,100	593,775
		1,589,978
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	4,900	$ 79,184
Public Service Enterprise Group, Inc.	1,300	111,995
		191,179
TOTAL UTILITIES		2,331,671
TOTAL COMMON STOCKS (Cost $31,369,750)		38,396,884
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.73% to 4.74% 8/9/07 to 9/6/07 (c) (Cost $59,748)	$ 60,000	59,742
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 5.38% (b) (Cost $1,639,671)	1,639,671	1,639,671
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $33,069,169)		40,096,297
NET OTHER ASSETS - (1.1)%		(453,754)
NET ASSETS - 100%		$ 39,642,543
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 S&P 500 E-Mini Index Contracts	Sept. 2007	$ 1,023,330	$ (30,287)
The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $59,742.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 54,850
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $33,126,082. Net unrealized appreciation aggregated $6,970,215, of which $7,563,306 related to appreciated investment securities and $593,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

July 31, 2007

1.804882.103

TMG-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.	9,700	$ 234,740
The Goodyear Tire & Rubber Co. (a)	10,300	295,816
TRW Automotive Holdings Corp. (a)	6,900	226,803
		757,359
Automobiles - 0.5%
General Motors Corp.	13,500	437,400
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	4,800	205,200
Hotels, Restaurants & Leisure - 2.6%
Burger King Holdings, Inc.	9,700	235,613
McDonald's Corp.	32,300	1,546,201
MGM Mirage, Inc. (a)	3,200	233,952
Vail Resorts, Inc. (a)	3,500	187,425
		2,203,191
Household Durables - 0.6%
Directed Electronics, Inc. (a)	5,759	43,480
Jarden Corp. (a)	4,900	177,037
Whirlpool Corp.	3,100	316,541
		537,058
Internet & Catalog Retail - 0.7%
Expedia, Inc. (a)	10,400	276,744
Priceline.com, Inc. (a)	5,200	331,760
		608,504
Media - 0.2%
Sinclair Broadcast Group, Inc. Class A	14,500	189,080
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	7,500	222,150
Saks, Inc.	11,900	220,269
		442,419
Specialty Retail - 1.7%
Asbury Automotive Group, Inc.	10,600	234,472
AutoZone, Inc. (a)	1,500	190,215
Gamestop Corp. Class A (a)	5,500	221,925
Genesco, Inc. (a)	5,400	272,970
Payless ShoeSource, Inc. (a)	6,700	178,354
Sherwin-Williams Co.	2,800	195,132
The Men's Wearhouse, Inc.	4,200	207,480
		1,500,548
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.4%
G-III Apparel Group Ltd. (a)	13,500	$ 217,755
Liz Claiborne, Inc.	5,500	193,270
NIKE, Inc. Class B	15,600	880,620
Phillips-Van Heusen Corp.	5,700	296,742
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	7,200	149,688
Steven Madden Ltd.	5,600	157,920
Stride Rite Corp.	15,600	317,772
VF Corp.	2,300	197,317
Warnaco Group, Inc. (a)	8,800	317,768
Wolverine World Wide, Inc.	7,100	192,126
		2,920,978
TOTAL CONSUMER DISCRETIONARY		9,801,737
CONSUMER STAPLES - 8.8%
Beverages - 2.0%
Coca-Cola Enterprises, Inc.	25,500	577,830
Constellation Brands, Inc. Class A (sub. vtg.) (a)	17,600	385,968
Molson Coors Brewing Co. Class B	8,600	764,884
		1,728,682
Food & Staples Retailing - 2.0%
Kroger Co.	36,100	937,156
Nash-Finch Co.	5,200	209,404
Rite Aid Corp. (a)	37,400	206,074
Safeway, Inc.	11,500	366,505
		1,719,139
Food Products - 1.7%
Fresh Del Monte Produce, Inc.	10,500	269,325
Pilgrims Pride Corp. Class B	7,600	255,968
Sanderson Farms, Inc.	6,100	243,207
Smithfield Foods, Inc. (a)	7,900	245,374
Tyson Foods, Inc. Class A	20,100	428,130
		1,442,004
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	7,500	91,800
Personal Products - 0.7%
Alberto-Culver Co.	9,500	223,440
Prestige Brands Holdings, Inc. (a)	32,700	409,077
		632,517
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.3%
Altria Group, Inc.	29,900	$ 1,987,453
TOTAL CONSUMER STAPLES		7,601,595
ENERGY - 12.5%
Energy Equipment & Services - 3.5%
Global Industries Ltd. (a)	12,800	331,520
GlobalSantaFe Corp.	6,000	430,260
National Oilwell Varco, Inc. (a)	5,300	636,583
Oil States International, Inc. (a)	5,200	227,448
Parker Drilling Co. (a)	24,900	234,558
Pride International, Inc. (a)	7,100	248,855
Tidewater, Inc.	6,300	431,046
Transocean, Inc. (a)	4,500	483,525
		3,023,795
Oil, Gas & Consumable Fuels - 9.0%
ConocoPhillips	22,122	1,788,342
Hess Corp.	28,500	1,744,200
Marathon Oil Corp.	19,000	1,048,800
Sunoco, Inc.	5,300	353,616
Tesoro Corp.	18,600	926,280
Valero Energy Corp.	14,800	991,748
Western Refining, Inc.	18,200	1,010,100
		7,863,086
TOTAL ENERGY		10,886,881
FINANCIALS - 11.0%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	5,400	325,458
Franklin Resources, Inc.	1,900	242,003
Janus Capital Group, Inc.	9,500	285,570
Merrill Lynch & Co., Inc.	7,400	549,080
Morgan Stanley	29,500	1,884,165
		3,286,276
Commercial Banks - 0.6%
Barclays PLC Sponsored ADR	9,800	548,702
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 2.9%
ING Groep NV sponsored ADR	7,700	$ 324,786
JPMorgan Chase & Co.	50,100	2,204,901
		2,529,687
Insurance - 3.7%
ACE Ltd.	3,500	202,020
Allianz AG sponsored ADR	17,900	379,480
Allied World Assurance Co. Holdings Ltd.	6,600	313,170
Aspen Insurance Holdings Ltd.	8,400	205,380
Axis Capital Holdings Ltd.	10,800	397,980
Endurance Specialty Holdings Ltd.	4,800	179,520
Everest Re Group Ltd.	2,300	225,975
PartnerRe Ltd.	3,100	220,193
Prudential Financial, Inc.	4,300	381,109
The Travelers Companies, Inc.	10,200	517,956
Zenith National Insurance Corp.	4,600	185,656
		3,208,439
TOTAL FINANCIALS		9,573,104
HEALTH CARE - 9.3%
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	19,500	1,025,700
Covidien Ltd. (a)	8,275	338,861
West Pharmaceutical Services, Inc.	4,800	222,144
		1,586,705
Health Care Providers & Services - 2.4%
Emergency Medical Services Corp. Class A (a)	6,600	257,466
Humana, Inc. (a)	13,200	845,988
McKesson Corp.	6,800	392,768
Medco Health Solutions, Inc. (a)	7,300	593,271
		2,089,493
Life Sciences Tools & Services - 0.8%
PerkinElmer, Inc.	9,700	269,951
Thermo Fisher Scientific, Inc. (a)	4,700	245,387
Waters Corp. (a)	3,600	209,736
		725,074
Pharmaceuticals - 4.3%
Merck & Co., Inc.	62,500	3,103,125
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Par Pharmaceutical Companies, Inc. (a)	9,000	$ 213,210
Schering-Plough Corp.	12,800	365,312
		3,681,647
TOTAL HEALTH CARE		8,082,919
INDUSTRIALS - 16.7%
Aerospace & Defense - 3.7%
Alliant Techsystems, Inc. (a)	2,100	208,131
DRS Technologies, Inc.	3,900	204,204
Lockheed Martin Corp.	7,700	758,296
Northrop Grumman Corp.	5,200	395,720
Precision Castparts Corp.	2,400	328,944
Raytheon Co.	24,000	1,328,640
		3,223,935
Airlines - 1.5%
AMR Corp. (a)	6,600	162,888
Continental Airlines, Inc. Class B (a)	8,800	277,288
Copa Holdings SA Class A	4,100	225,131
Delta Air Lines, Inc. (a)	9,000	160,380
Northwest Airlines Corp. (a)	8,400	146,412
UAL Corp. (a)	4,300	189,802
US Airways Group, Inc. (a)	5,200	161,252
		1,323,153
Building Products - 0.6%
Goodman Global, Inc. (a)	11,600	279,792
Masco Corp.	9,500	258,495
		538,287
Commercial Services & Supplies - 1.2%
Allied Waste Industries, Inc. (a)	18,900	243,243
Kforce, Inc. (a)	16,800	243,432
The Geo Group, Inc. (a)	18,900	522,774
		1,009,449
Construction & Engineering - 0.8%
Foster Wheeler Ltd. (a)	3,900	438,321
Jacobs Engineering Group, Inc. (a)	3,600	221,868
		660,189
Electrical Equipment - 0.8%
Belden, Inc.	4,500	246,510
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Genlyte Group, Inc. (a)	3,000	$ 208,710
GrafTech International Ltd. (a)	15,900	246,291
		701,511
Industrial Conglomerates - 1.1%
McDermott International, Inc. (a)	7,100	588,874
Tyco International Ltd.	8,275	391,325
		980,199
Machinery - 5.6%
AGCO Corp. (a)	8,800	338,184
Columbus McKinnon Corp. (NY Shares) (a)	10,000	256,500
Cummins, Inc.	10,400	1,234,480
Deere & Co.	10,000	1,204,200
Eaton Corp.	4,700	456,746
Ingersoll-Rand Co. Ltd. Class A	8,400	422,688
Pall Corp.	5,800	240,816
SPX Corp.	2,900	272,223
Terex Corp. (a)	4,600	396,750
		4,822,587
Road & Rail - 0.8%
Laidlaw International, Inc.	6,200	210,800
P.A.M. Transportation Services, Inc. (a)	17,800	330,724
YRC Worldwide, Inc. (a)	5,300	170,236
		711,760
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	18,200	508,690
TOTAL INDUSTRIALS		14,479,760
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.8%
Andrew Corp. (a)	21,500	302,290
Plantronics, Inc.	7,800	218,556
Sierra Wireless, Inc. (a)	8,700	197,055
		717,901
Computers & Peripherals - 8.0%
Brocade Communications Systems, Inc. (a)	70,900	499,136
Hewlett-Packard Co.	71,400	3,286,542
International Business Machines Corp.	22,200	2,456,430
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NCR Corp. (a)	500	$ 26,110
Western Digital Corp. (a)	32,900	702,415
		6,970,633
Electronic Equipment & Instruments - 2.1%
Avnet, Inc. (a)	7,700	291,676
Flextronics International Ltd. (a)	18,100	202,177
Ingram Micro, Inc. Class A (a)	11,500	230,575
Insight Enterprises, Inc. (a)	11,600	261,696
Mettler-Toledo International, Inc. (a)	2,200	209,352
Orbotech Ltd. (a)	15,600	336,180
Tyco Electronics Ltd. (a)	8,275	296,411
		1,828,067
Internet Software & Services - 0.2%
Open Text Corp. (a)	10,000	188,057
IT Services - 1.1%
Accenture Ltd. Class A	6,500	273,845
Fidelity National Information Services, Inc.	4,000	198,520
Ness Technologies, Inc. (a)	15,600	183,456
Unisys Corp. (a)	31,200	252,408
		908,229
Office Electronics - 1.1%
Xerox Corp. (a)	55,300	965,538
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV (NY Shares) (a)	14,600	431,576
Axcelis Technologies, Inc. (a)	29,600	164,280
Brooks Automation, Inc. (a)	13,900	244,223
Eagle Test Systems, Inc. (a)	13,100	196,369
Himax Technologies, Inc. sponsored ADR (a)	48,400	247,324
MKS Instruments, Inc. (a)	8,900	202,030
		1,485,802
TOTAL INFORMATION TECHNOLOGY		13,064,227
MATERIALS - 4.5%
Chemicals - 0.3%
Ashland, Inc.	4,500	274,770
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.5%
Myers Industries, Inc.	9,900	$ 211,761
Rock-Tenn Co. Class A	7,500	230,400
		442,161
Metals & Mining - 3.7%
Alcan, Inc.	6,800	660,493
Allegheny Technologies, Inc.	9,600	1,007,328
Commercial Metals Co.	12,400	382,416
Freeport-McMoRan Copper & Gold, Inc. Class B	5,773	542,547
Reliance Steel & Aluminum Co.	3,300	173,382
RTI International Metals, Inc. (a)	2,500	198,100
Steel Dynamics, Inc.	4,400	184,492
		3,148,758
TOTAL MATERIALS		3,865,689
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	19,600	402,388
UTILITIES - 5.1%
Electric Utilities - 0.8%
Entergy Corp.	2,200	219,912
Reliant Energy, Inc. (a)	17,900	459,672
		679,584
Gas Utilities - 0.6%
Energen Corp.	4,800	253,968
Questar Corp.	5,200	267,748
		521,716
Independent Power Producers & Energy Traders - 3.2%
Constellation Energy Group, Inc.	2,500	209,500
Dynegy, Inc. Class A (a)	24,500	218,295
Mirant Corp. (a)	9,300	351,819
NRG Energy, Inc. (a)	10,200	393,210
TXU Corp.	25,300	1,650,825
		2,823,649
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.	10,800	$ 174,528
Public Service Enterprise Group, Inc.	3,000	258,450
		432,978
TOTAL UTILITIES		4,457,927
TOTAL COMMON STOCKS (Cost $67,173,690)		82,216,227
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.73% to 4.84% 9/6/07 to 10/4/07 (c) (Cost $198,751)	$ 200,000	198,743
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 5.38% (b) (Cost $5,437,005)	5,437,005	5,437,005
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $72,809,446)		87,851,975
NET OTHER ASSETS - (1.2)%		(1,010,545)
NET ASSETS - 100%		$ 86,841,430
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 S&P 500 Index Contracts	Sept. 2007	$ 3,654,750	$ (179,334)

The face value of futures purchased as a percentage of net assets - 4.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $164,041.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77,445
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $72,866,057. Net unrealized appreciation aggregated $14,985,918, of which $16,589,162 related to appreciated investment securities and $1,603,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007